Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

May 31, 2021

CYC-QTLY-0721
1.802164.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Aerospace & Defense - 13.8%
Aerospace & Defense - 13.8%
General Dynamics Corp.	14,000	$2,658,740
Howmet Aerospace, Inc. (a)	475,700	16,877,836
Raytheon Technologies Corp.	51,800	4,595,178
Teledyne Technologies, Inc. (a)	29,300	12,290,471
The Boeing Co. (a)	93,360	23,061,787
TransDigm Group, Inc. (a)	9,737	6,317,755
Triumph Group, Inc. (a)	257,422	4,947,651
		70,749,418
Air Freight & Logistics - 7.4%
Air Freight & Logistics - 7.4%
FedEx Corp.	31,600	9,947,996
Hub Group, Inc. Class A (a)	21,800	1,521,858
United Parcel Service, Inc. Class B	12,300	2,639,580
XPO Logistics, Inc. (a)	163,640	24,043,625
		38,153,059
Building Products - 5.6%
Building Products - 5.6%
Advanced Drain Systems, Inc.	8,100	918,702
Allegion PLC	22,500	3,160,800
Johnson Controls International PLC	251,200	16,714,848
The AZEK Co., Inc.	16,000	696,480
Trane Technologies PLC	37,965	7,076,676
		28,567,506
Commercial Services & Supplies - 2.8%
Diversified Support Services - 2.1%
Copart, Inc. (a)	84,900	10,952,949
Environmental & Facility Services - 0.7%
GFL Environmental, Inc. (b)	111,500	3,628,210

TOTAL COMMERCIAL SERVICES & SUPPLIES		14,581,159

Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
AECOM (a)	19,700	1,280,697
Electrical Equipment - 9.4%
Electrical Components & Equipment - 9.4%
Acuity Brands, Inc.	24,100	4,476,575
AMETEK, Inc.	217,120	29,332,912
Generac Holdings, Inc. (a)	4,700	1,544,984
nVent Electric PLC	228,500	7,435,390
Regal Beloit Corp.	14,613	2,078,407
Vertiv Holdings Co.	133,300	3,308,506
		48,176,774
Industrial Conglomerates - 20.9%
Industrial Conglomerates - 20.9%
General Electric Co.	1,582,900	22,255,574
Honeywell International, Inc.	149,698	34,566,765
Roper Technologies, Inc.	112,104	50,447,921
		107,270,260
Machinery - 17.6%
Agricultural & Farm Machinery - 0.6%
Deere & Co.	8,700	3,141,570
Construction Machinery & Heavy Trucks - 3.6%
Caterpillar, Inc.	29,700	7,160,076
Oshkosh Corp.	85,140	11,190,802
		18,350,878
Industrial Machinery - 13.4%
Crane Co.	46,800	4,468,932
Dover Corp.	25,700	3,867,850
Fortive Corp.	108,100	7,839,412
Graco, Inc.	20,100	1,521,972
IDEX Corp.	32,200	7,169,652
Ingersoll Rand, Inc. (a)	249,600	12,390,144
ITT, Inc.	199,745	18,756,056
Middleby Corp. (a)	15,000	2,464,200
Otis Worldwide Corp.	53,100	4,159,323
Pentair PLC	24,200	1,669,074
Woodward, Inc.	37,944	4,825,718
		69,132,333

TOTAL MACHINERY		90,624,781

Professional Services - 3.4%
Human Resource & Employment Services - 3.1%
TriNet Group, Inc. (a)	213,181	16,061,057
Research & Consulting Services - 0.3%
CoStar Group, Inc. (a)	1,700	1,451,800

TOTAL PROFESSIONAL SERVICES		17,512,857

Road & Rail - 11.6%
Railroads - 4.8%
CSX Corp.	100,400	10,052,048
Norfolk Southern Corp.	32,109	9,019,418
Union Pacific Corp.	23,621	5,308,347
		24,379,813
Trucking - 6.8%
ArcBest Corp.	106,829	8,315,569
Old Dominion Freight Lines, Inc.	64,923	17,233,810
Saia, Inc. (a)	41,200	9,482,592
		35,031,971

TOTAL ROAD & RAIL		59,411,784

Trading Companies & Distributors - 6.9%
Trading Companies & Distributors - 6.9%
AerCap Holdings NV (a)	89,200	5,262,800
Herc Holdings, Inc. (a)	37,300	4,290,246
United Rentals, Inc. (a)	77,600	25,915,296
		35,468,342
TOTAL COMMON STOCKS
(Cost $394,457,355)		511,796,637

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.03% (c)	864,669	864,842
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	787,171	787,250
TOTAL MONEY MARKET FUNDS
(Cost $1,652,092)		1,652,092
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $396,109,447)		513,448,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		53,364
NET ASSETS - 100%		$513,502,093

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$656
Fidelity Securities Lending Cash Central Fund	241
Total	$897

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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